Share capital (Tables)	9 Months Ended
Jun. 30, 2026
Share capital
Schedule of Authorized and Issued Capital Stock
		Common Shares
	Note	Number	Amount
Balance, September 30, 2024		34,137,665	$116,408
Issuance of shares	(i)	5,951,250	11,582
Exercise of options		18,000	72
Balance, June 30, 2025		40,106,915	128,062
Transfer from contributed surplus		-	2,080
Exercise of warrants	(ii)	845,000	3,249
Exercise of options		1,157,005	1,475
Balance, September 30, 2025		42,108,920	134,866
Issuance of shares	(iii)	5,405,000	25,845
Exercise of warrants	(iv) (v)	1,487,841	1,174
Exercise of options	12(b)	997,136	3,503
Transfer from contributed surplus		-	6,611
Balance, June 30, 2026		49,998,897	$171,999

Schedule of Stock Options
	Number outstanding	Weighted average exercise price
Outstanding, September 30, 2024	4,880,288	2.52
Exercised during the period	(18,000)	3.25
Expired during the period	(31,499)	3.42
Granted	514,000	2.50
Outstanding, June 30, 2025	5,344,789	2.58
Exercised during the period	(1,157,005)	1.31
Expired during the period	(2,900)	3.34
Granted	370,000	3.37
Outstanding, September 30, 2025	4,524,884	3.44
Exercised during the period	(997,136)	3.45
Expired during the period	(10,598)	3.56
Granted	1,897,000	7.41
Outstanding, June 30, 2026	5,414,150	4.76

Schedule of Stock-Based Compensation Costs
Exercise price		Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$7.41	(Cdn10.53)	1,897,000	9.77	63,333	7.41
$2.39	(Cdn3.4)	504,000	8.78	270,221	2.39
$3.29	(Cdn4.68)	388,332	7.76	271,682	3.29
$3.77	(Cdn5.35)	956,332	6.78	356,332	3.77
$2.01	(Cdn2.85)	215,000	5.97	215,000	2.01
$4.05	(Cdn5.75)	20,000	5.42	20,000	4.05
$3.52	(Cdn5)	1,167,667	5.20	367,667	3.52
$2.32	(Cdn3.3)	98,518	4.20	98,518	2.32
$1.06	(Cdn1.5)	24,000	3.09	24,000	1.06
$0.99	(Cdn1.4)	47,180	1.65	47,180	0.99
$4.29	(Cdn6.1)	5,000	1.09	5,000	4.29
$7.50	(Cdn10.65)	91,121	0.50	91,121	7.50
		5,414,150		1,830,054	3.37
Exercise price		Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$2.50	(Cdn3.4)	484,000	9.78	133,333	2.50
$3.44	(Cdn4.68)	441,000	8.76	205,007	3.44
$3.93	(Cdn5.35)	1,002,000	7.78	281,676	3.93
$2.09	(Cdn2.85)	298,000	6.97	298,000	2.09
$4.22	(Cdn5.75)	20,000	6.41	20,000	4.22
$3.67	(Cdn5)	1,494,667	6.20	694,667	3.67
$2.42	(Cdn3.3)	270,268	5.20	270,268	2.42
$1.10	(Cdn1.5)	1,024,000	4.08	1,024,000	1.10
$1.03	(Cdn1.4)	116,566	2.65	116,566	1.03
$4.48	(Cdn6.1)	10,667	2.09	10,667	4.48
$7.82	(Cdn10.65)	101,121	1.50	101,121	7.82
$2.90	(Cdn3.95)	9,600	0.62	9,600	2.90
$2.53	(Cdn3.45)	72,900	0.25	72,900	2.53
		5,344,789		3,237,805	2.58

Schedule of Warrants
	Number Outstanding	Exercise Price
Outstanding, September 30, 2024	1,420,000	$0.63
Outstanding, June 30, 2025	1,420,000	$0.63
Outstanding, September 30, 2025	1,420,000	$0.63
Outstanding, June 30, 2026	-	-

Schedule of Warrant Continuity
	Units	Fair Value
Closing balance (September 30, 2024)	912,841	$155
Warrants exercised as on August 11, 2025	(845,000)	(926)
Fair value adjustment	-	915
Closing balance (September 30, 2025)	67,841	144
Warrants exercised on November 30, 2025	(67,841)	(109)
Fair value adjustment	-	(35)
Closing balance (June 30, 2026)	-	$-